Commitments and Contingencies	12 Months Ended
Dec. 31, 2011
Commitments and Contingencies
Commitments and Contingencies

16. Commitments and Contingencies

Operating lease commitments include the commitments under the lease agreements for the Company’s office premises. The Company leases its office facilities under non-cancelable operating leases with various expiration dates through 2013. For the years ended December 31, 2011, 2010, and 2009, rental expense was $11.7 million, $8.4 million and $7.6 million, respectively. Based on the current rental lease agreements, future minimum rental payments required as of December 31, 2011 were as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
			(In thousands)
Operating leases commitment	$32,250	$15,204	$16,036	$1,010	—

Purchase commitments mainly include minimum commitments for Internet connection, content and services related to website operation, MVAS costs and marketing activities. Purchase commitments as of December 31, 2011 were as follows:

	Total	Less than One Year	One to Three Years	Three to Five Years	More than Five Years
			(In thousands)
Purchase commitments	$102,259	$84,173	$16,892	$558	$636

There are uncertainties regarding the legal basis of our ability to operate an Internet business and telecommunication value-added services in China. Although China has implemented a wide range of market-oriented economic reforms, the telecommunication, information and media industries remain highly regulated. Not only are such restrictions currently in place, but in addition regulations are unclear as to in which specific segments of these industries companies with foreign investors, including us, may operate. Therefore, the Company might be required to limit the scope of its operations in China, and this could have a material adverse effect on its financial position, results of operations and cash flows.

As of the date the Company filed this Form 20-F, there are no claims, lawsuits, investigations and proceedings, including unasserted claims that are probable to be assessed, that have in the recent past had, or to the Company’s knowledge, are likely to have, a material change on the Company’s financial position results of operations or cash flow.